General Company Information (Details) kr / shares in Units, $ / shares in Units, $ in Thousands, € in Millions				1 Months Ended		12 Months Ended
	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 USD ($) $ / shares shares	Nov. 30, 2021 $ / shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 17, 2022 EUR (€)	Feb. 14, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 kr / shares shares	Dec. 31, 2020 USD ($)
General Company Information
Share capital						$ 3,755			kr 23,203,808				$ 2,648
Borrowings						1,170
ADS
General Company Information
Net proceeds	$ 24,900
Tranche 1
General Company Information
Borrowings | €							€ 7.0
Tranche 1 | EIB Loan Agreement
General Company Information
Borrowings | €								€ 7.0
IPO
General Company Information
Aggregate proceeds from IPO			$ 25,300
Ordinary shares authorized on capital | shares			3,000,000									3,000,000
Nominal value per share | kr / shares												kr 1
IPO | ADS
General Company Information
Nominal value per share | $ / shares			$ 10.00
Number of shares issued | shares			3,000,000		3,000,000
Share purchase price | $ / shares					$ 10.00
Net proceeds					$ 25,300
Share capital | kr											kr 19,198,668
Follow-on public offering
General Company Information
Share capital | kr										kr 23,141,524
Follow-on public offering | ADS
General Company Information
Number of shares issued | shares	3,942,856
Share purchase price | $ / shares	$ 7.00			$ 7.00
Underwriters | ADS
General Company Information
Number of shares issued | shares		514,285
Emerging Growth Company
General Company Information
Gross revenue total						1,070,000
Non-affiliates exceeds						700,000
Issued non-convertible debt securities						$ 1,000,000